Acquisitions, Goodwill and Intangible Assets (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite live intangible assets:
Balance		$ 3,856,500
Current Year Additions
Gross	$ 3,856,500
Accumulated Amortization	395,139
Net	3,461,361
Goodwill	$ 835,295
Customer Lists And Trade Names [Member]
Finite live intangible assets:
Estimated Useful Life	5 years
Balance		24,500
Current Year Additions
Gross	$ 24,500
Accumulated Amortization	7,239
Net	$ 17,261
Noncompete Agreements [Member]
Finite live intangible assets:
Estimated Useful Life	5 years
Balance		332,000
Current Year Additions
Gross	$ 332,000
Accumulated Amortization	107,900
Net	$ 224,100
Intellectual Property [Member]
Finite live intangible assets:
Estimated Useful Life	25 years
Balance		3,500,000
Current Year Additions
Gross	$ 3,500,000
Accumulated Amortization	280,000
Net	3,220,000
Goodwill [Member]
Finite live intangible assets:
Balance		$ 779,303
Current Year Additions	55,992
Gross	$ 835,295
Goodwill	Indefinite